Credit and Concentration Risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Credit and Concentration Risks (Details) [Line Items]
Credit risk amount (in Dollars)	$ 36,973,000	$ 17,686,000
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Credit and Concentration Risks (Details) [Line Items]
Concentration risk, percentage	46.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Credit and Concentration Risks (Details) [Line Items]
Concentration risk, percentage	35.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Credit and Concentration Risks (Details) [Line Items]
Concentration risk, percentage		45.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Credit and Concentration Risks (Details) [Line Items]
Concentration risk, percentage		66.00%